NATURE OF BUSINESS AND ORGANIZATION (Details)	1 Months Ended	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Accumulated deficit	$ 147,583,951	$ 244,987,090			$ 194,879,895	$ 177,359,517	$ 167,180,877	$ 147,583,951	$ 140,072,629	$ 134,437,586	$ 177,359,517	$ 140,072,629	$ 244,987,090	$ 194,879,895	$ 147,583,951	$ 202,761,017	$ 159,990,407
Net loss		(14,664,719)	$ (919,371)	$ (26,641,983)	(17,520,378)	(10,178,640)	(7,190,470)	(7,511,322)	(5,635,043)	(6,239,797)	(17,369,110)	(11,874,840)	(42,226,073)	(34,889,488)	(19,386,162)	(42,770,610)	(31,792,618)
Unrestricted cash and cash equivalents	$ 17,785,322	34,263,371			$ 18,986,443	$ 5,152,972	$ 12,682,691	$ 17,785,322	$ 24,805,565	$ 30,634,122	$ 5,152,972	$ 24,805,565	$ 34,263,371	18,986,443	$ 17,785,322	$ 9,564,988	19,866,358
Number of Reportable Segments | segment													1			1
Fixed asset impairment charges													$ 0	0		$ 0	0
Uninsured cash balances		33,814,000											$ 33,814,000			9,123,000
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses												Costs and Expenses
Reduction in research and development																$ 1,759,000
Subsequent event
Unrestricted cash and cash equivalents																		$ 28,600,000
Cancer treatment research award through the National Cancer Institute (NCI)
Government Assistance Amount Cumulative		$ 2,000,000											$ 2,000,000
Government Assistance Transaction Duration													3 years
Grant received	$ 1,980,000
Reduction in research and development													$ 602,000	$ 1,314,000			$ 697,000
Leasehold improvements
Property and equipment useful lives		64 months											64 months			64 months
Minimum
Property and equipment useful lives		3 years											3 years			3 years
Share-based compensation expiration period		12 months											12 months			12 months
Maximum
Property and equipment useful lives		10 years											10 years			10 years
Share-based compensation expiration period		3 years											3 years			3 years